Quarterly Report
January 31, 2020
MFS®  Lifetime®  2055 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	321,167	$3,423,641
MFS Total Return Bond Fund - Class R6	304,886	3,414,728
		$6,838,369
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	100,703	$1,294,029
MFS Blended Research International Equity Fund - Class R6	1,302,967	14,397,779
MFS Emerging Markets Equity Fund - Class R6	36,925	1,296,792
MFS International Growth Fund - Class R6	126,897	4,598,759
MFS International Intrinsic Value Fund - Class R6	102,256	4,625,050
MFS International New Discovery Fund - Class R6	150,421	5,260,231
MFS Research International Fund - Class R6	273,599	5,264,048
		$36,736,688
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	1,322,454	$6,572,599
MFS Global Real Estate Fund - Class R6	379,309	6,736,522
		$13,309,121
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	186,811	$5,268,085
MFS Blended Research Growth Equity Fund - Class R6	515,272	7,914,582
MFS Blended Research Mid Cap Equity Fund - Class R6	1,088,219	13,178,328
MFS Blended Research Small Cap Equity Fund - Class R6	240,119	3,265,614
MFS Blended Research Value Equity Fund - Class R6	589,917	7,893,087
MFS Growth Fund - Class R6	60,388	8,005,039
MFS Mid Cap Growth Fund - Class R6	286,363	6,652,219
MFS Mid Cap Value Fund - Class R6	265,696	6,578,644
MFS New Discovery Fund - Class R6	50,795	1,645,745
MFS New Discovery Value Fund - Class R6	102,889	1,636,972
MFS Research Fund - Class R6	113,616	5,283,127
MFS Value Fund - Class R6	180,464	7,889,881
		$75,211,323
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.62% (v)	226,976	$226,998
Total Investment Companies		$132,322,499

Other Assets, Less Liabilities – (0.1)%		(76,649)
Net Assets – 100.0%		$132,245,850
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $132,322,499.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$132,322,499	$—	$—	$132,322,499
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$4,124,388	$1,279,358	$398,259	$(11,719)	$274,317	$5,268,085
MFS Blended Research Emerging Markets Equity Fund	1,031,519	458,729	166,221	(12,890)	(17,108)	1,294,029
MFS Blended Research Growth Equity Fund	6,185,424	1,852,735	673,958	2,867	547,514	7,914,582
MFS Blended Research International Equity Fund	11,352,084	4,178,041	1,370,396	(140,006)	378,056	14,397,779
MFS Blended Research Mid Cap Equity Fund	10,346,483	3,386,233	944,506	(6,789)	396,907	13,178,328
MFS Blended Research Small Cap Equity Fund	2,578,585	1,000,604	268,186	(2,654)	(42,735)	3,265,614
MFS Blended Research Value Equity Fund	6,193,006	2,100,794	576,685	(6,967)	182,939	7,893,087
MFS Commodity Strategy Fund	5,149,791	2,697,426	735,257	(92,438)	(446,923)	6,572,599
MFS Emerging Markets Equity Fund	1,030,751	448,114	163,059	(3,655)	(15,359)	1,296,792
MFS Global Real Estate Fund	5,159,348	2,079,305	778,833	799	275,903	6,736,522
MFS Growth Fund	6,193,259	1,592,519	754,443	10,345	963,359	8,005,039
MFS Inflation-Adjusted Bond Fund	2,577,148	1,224,477	515,676	2,303	135,389	3,423,641
MFS Institutional Money Market Portfolio	235,351	2,519,769	2,528,109	(13)	—	226,998
MFS International Growth Fund	3,615,250	1,180,853	401,352	(3,891)	207,899	4,598,759
MFS International Intrinsic Value Fund	3,620,372	1,237,857	356,330	(3,828)	126,979	4,625,050
MFS International New Discovery Fund	4,126,603	1,465,087	455,542	(23,968)	148,051	5,260,231
MFS Mid Cap Growth Fund	5,176,138	1,414,741	645,839	9,431	697,748	6,652,219
MFS Mid Cap Value Fund	5,163,223	1,678,690	486,783	(5,738)	229,252	6,578,644
MFS New Discovery Fund	1,293,788	446,149	164,473	3,165	67,116	1,645,745
MFS New Discovery Value Fund	1,290,855	484,715	154,657	(1,423)	17,482	1,636,972
MFS Research Fund	4,130,266	1,199,184	413,176	1,105	365,748	5,283,127
MFS Research International Fund	4,132,056	1,270,353	438,436	(19,059)	319,134	5,264,048
MFS Total Return Bond Fund	2,578,408	1,177,857	494,363	3,747	149,079	3,414,728
MFS Value Fund	6,232,286	1,847,138	580,658	(1,351)	392,466	7,889,881
	$103,516,382	$38,220,728	$14,465,197	$(302,627)	$5,353,213	$132,322,499
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$82,555	$175,368
MFS Blended Research Emerging Markets Equity Fund	24,246	—
MFS Blended Research Growth Equity Fund	66,284	272,315
MFS Blended Research International Equity Fund	414,166	—
MFS Blended Research Mid Cap Equity Fund	198,111	404,911
MFS Blended Research Small Cap Equity Fund	43,179	16,292
MFS Blended Research Value Equity Fund	169,201	—
MFS Commodity Strategy Fund	118,352	—
MFS Emerging Markets Equity Fund	24,134	—
MFS Global Real Estate Fund	358,164	—
MFS Growth Fund	—	116,595
MFS Inflation-Adjusted Bond Fund	54,257	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,651	$—
MFS International Growth Fund	49,575	16,856
MFS International Intrinsic Value Fund	52,788	127,215
MFS International New Discovery Fund	65,467	72,038
MFS Mid Cap Growth Fund	—	50,560
MFS Mid Cap Value Fund	93,457	51,705
MFS New Discovery Fund	34,847	68,462
MFS New Discovery Value Fund	53,344	21,041
MFS Research Fund	64,093	131,091
MFS Research International Fund	99,624	—
MFS Total Return Bond Fund	67,064	—
MFS Value Fund	118,481	94,272
	$2,255,040	$1,618,721
4